Loans - Schedule of Short-Term Borrowings (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
April 29, 2024 to April 28, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	3.70%
December 26, 2024 to December 25, 2025 [Member] | Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.00%
June 27, 2024 to June 27, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
June 28, 2024 to June 28, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
October 11, 2024 to October 11, 2025 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.98%
December 23, 2025 to June 26, 2026 [Member] | Bank of Communications [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.20%
May 30, 2024 to May 20, 2025 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.54167%
July 14, 2025 to July 13, 2026 [Member] | Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.30%
June 9, 2025 to June 8, 2026 [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.39%
October 30, 2025 to October 30, 2026 [Member] | Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	2.21%
December 30, 2024 to March 31, 2025 [Member] | The Kumamoto Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	1.20%
November 29, 2024 to January 29, 2025 [Member] | The Higo Bank Ltd. [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate	1.86%